Costs of sales (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Costs of sales
Cost of stream sales	$ 25.0	$ 25.7	$ 55.4	$ 52.7
Cost of prepaid ounces		1.8		3.7
Mineral production taxes	0.6	0.8	1.2	1.1
Energy operating costs	1.8	1.5	3.2	2.5
Total costs of sales	$ 27.4	$ 29.8	$ 59.8	$ 60.0